Investments - FPSO Units and Investment in Sevan Marine ASA - Additional Information (Detail) (USD $) Share data in Millions, unless otherwise specified	0 Months Ended		12 Months Ended	0 Months Ended	9 Months Ended	12 Months Ended
	May 02, 2013	Apr. 13, 2013	Dec. 31, 2013	Nov. 30, 2011	Dec. 31, 2013	Dec. 31, 2014
Net Investment Income [Line Items]
Equity method investment, ownership interest						16.05%
Carrying value in excess of fair value	$ 4,300,000
Sevan Marine [Member]
Net Investment Income [Line Items]
Investment in Sevan Marine				25,000,000
Equity method investment, ownership interest			43.00%	40.00%	43.00%	43.00%
Voyageur Spirit [Member]
Net Investment Income [Line Items]
Acquisition cost			273,100,000		273,100,000
Assumed debt			230,000,000		230,000,000
Operating lease arrangement period, lessor		5 years
Excess price paid for the carrying value of non-controlling interest acquired	35,400,000
Acquisition costs			503,100,000
FPSO unit Sevan Hummingbird [Member]
Net Investment Income [Line Items]
Acquisition cost				184,000,000
Capital Addition Purchase Commitments [Member] | Voyageur Spirit [Member]
Net Investment Income [Line Items]
Acquisition cost				94,000,000
Assumed debt				230,000,000
Assumed debt, outstanding balance				220,500,000
Indemnification Agreement [Member] | Voyageur Spirit [Member]
Net Investment Income [Line Items]
Indemnification amount			41,100,000		34,900,000
Indemnification Agreement [Member] | Voyageur Spirit [Member] | Capital Expenditures [Member]
Net Investment Income [Line Items]
Business acquisition, pre-acquisition Contingency, amount of settlement						2,700,000
Indemnification Agreement [Member] | Unrecovered Repair Cost [Member] | Voyageur Spirit [Member] | Production Shortfalls [Member]
Net Investment Income [Line Items]
Indemnification amount						3,500,000
Minimum [Member] | Voyageur Spirit [Member]
Net Investment Income [Line Items]
Purchase price of acquisition				140,000,000
Maximum [Member] | Voyageur Spirit [Member]
Net Investment Income [Line Items]
Purchase price of acquisition				150,000,000
Teekay Offshore [Member]
Net Investment Income [Line Items]
Acquisition cost	253,000,000
Assumed debt, outstanding balance	230,000,000
Teekay Offshore [Member] | Common Stock [Member]
Net Investment Income [Line Items]
Common units issued	1.4
Teekay Offshore [Member] | Piranema Spirit [Member]
Net Investment Income [Line Items]
Acquisition cost				164,000,000
Teekay Offshore [Member] | Initial [Member] | Voyageur Spirit [Member]
Net Investment Income [Line Items]
Acquisition costs	$ 540,000,000